Loan from Shareholder	12 Months Ended
Dec. 31, 2024
Loan from Shareholder [Abstract]
LOAN FROM SHAREHOLDER

NOTE 12 — LOAN FROM SHAREHOLDER

Loan from shareholder consisted of the following:

	As of December 31,
	2023	2024
	US$’000	US$’000
Loan from shareholder – Mega Origin	—	5,000

For long-term loan, the loan quantum is US$5,000,000 with simple annual interests charged at 3.5% per annum. The loan was entered into on January 1, 2024, and is for a period of two years and not repayable upon demand, save upon the request by Delixy Energy, whichever earlier. On December 31, 2024, the loan was further extended for another year to December 31, 2026.